Shareholder Report, Line Graph (Details) - USD ($)											3 Months Ended				10 Months Ended		11 Months Ended		12 Months Ended		15 Months Ended				22 Months Ended		23 Months Ended		24 Months Ended		27 Months Ended				34 Months Ended		35 Months Ended		36 Months Ended		39 Months Ended				46 Months Ended		47 Months Ended		48 Months Ended		51 Months Ended				58 Months Ended		59 Months Ended		60 Months Ended		63 Months Ended				70 Months Ended		71 Months Ended		72 Months Ended		75 Months Ended				82 Months Ended		83 Months Ended		84 Months Ended		87 Months Ended				94 Months Ended		95 Months Ended		96 Months Ended		99 Months Ended				106 Months Ended		107 Months Ended		108 Months Ended		118 Months Ended		119 Months Ended		120 Months Ended
	Feb. 03, 2017	[3]	Feb. 01, 2017	[4]	Jun. 30, 2015	[2]	Jun. 11, 2015	[1]	Apr. 30, 2015		Apr. 30, 2017		Apr. 30, 2017		Apr. 30, 2016		Apr. 30, 2016		Apr. 30, 2016		Apr. 30, 2018		Apr. 30, 2018		Apr. 30, 2017		Apr. 30, 2017		Apr. 30, 2017		Apr. 30, 2019		Apr. 30, 2019		Apr. 30, 2018		Apr. 30, 2018		Apr. 30, 2018		Apr. 30, 2020		Apr. 30, 2020		Apr. 30, 2019		Apr. 30, 2019		Apr. 30, 2019		Apr. 30, 2021		Apr. 30, 2021		Apr. 30, 2020		Apr. 30, 2020		Apr. 30, 2020		Apr. 30, 2022		Apr. 30, 2022		Apr. 30, 2021		Apr. 30, 2021		Apr. 30, 2021		Apr. 30, 2023		Apr. 30, 2023		Apr. 30, 2022		Apr. 30, 2022		Apr. 30, 2022		Apr. 30, 2024		Apr. 30, 2024		Apr. 30, 2023		Apr. 30, 2023		Apr. 30, 2023		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2024		Apr. 30, 2024		Apr. 30, 2024		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025
Applied Finance Dividend Fund - Institutional Class
Account Value [Line Items]
Accumulated Value									$ 10,000										$ 9,188										$ 11,566										$ 13,543										$ 14,240										$ 12,619										$ 19,425										$ 19,824										$ 19,853										$ 22,555						$ 23,681
Applied Finance Dividend Fund - Investor Class
Account Value [Line Items]
Accumulated Value									10,000										9,170										11,511										13,444										14,102										12,475										19,137										19,481										19,476										22,063						23,102
Applied Finance Explorer Fund - Institutional Class
Account Value [Line Items]
Accumulated Value							$ 10,000										$ 8,960										$ 11,770										$ 12,174										$ 12,256										$ 10,311										$ 19,721										$ 20,607										$ 19,789										$ 24,255						$ 24,456
Applied Finance Explorer Fund - Investor Class
Account Value [Line Items]
Accumulated Value					$ 10,000										$ 8,950										$ 10,670										$ 12,094										$ 12,140										$ 10,185										$ 19,440										$ 20,295										$ 19,457										$ 23,792						$ 23,922
Applied Finance Select Fund - Institutional Class
Account Value [Line Items]
Accumulated Value	$ 10,000										$ 10,279										$ 11,992												$ 13,193								$ 12,621												$ 19,651								$ 20,009										$ 20,130										$ 23,715										$ 23,731
Applied Finance Select Fund - Investor Class
Account Value [Line Items]
Accumulated Value			$ 10,000										$ 10,300										$ 11,985								$ 13,159												$ 12,562								$ 19,508												$ 19,810										$ 19,884										$ 23,356										$ 23,318
Morningstar US Market Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	[5]	10,000	[6]	10,000	[7]	10,000	[8]	10,000	[9]	10,401	[5]	10,490	[6]	10,048	[7]	9,840	[8]	10,003	[9]	11,770	[5]	11,871	[6]	11,897	[7]	11,650	[8]	11,843	[9]	13,416	[6]	13,301	[5]	13,463	[7]	13,183	[8]	13,402	[9]	13,227	[5]	13,341	[6]	15,215	[7]	14,899	[8]	15,147	[9]	20,019	[6]	19,848	[5]	15,129	[7]	14,815	[8]	15,062	[9]	19,266	[5]	19,433	[6]	22,703	[7]	22,232	[8]	22,601	[9]	19,569	[5]	19,738	[6]	22,038	[7]	21,581	[8]	21,939	[9]	24,039	[5]	24,246	[6]	22,384	[7]	21,920	[8]	22,284	[9]	26,807	[5]	27,038	[6]	27,497	[7]	26,927	[8]	27,374	[9]	30,663	[7]	30,027	[8]	30,526	[9]
Morningstar US Large Mid Value Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000	[5]	$ 10,000	[6]					$ 10,000	[9]	$ 10,147	[5]	$ 10,147	[6]					$ 10,169	[9]	$ 11,076	[5]	$ 11,076	[6]					$ 11,791	[9]	$ 12,077	[6]	$ 12,077	[5]					$ 12,871	[9]	$ 10,708	[5]	$ 10,708	[6]					$ 14,035	[9]	$ 15,013	[6]	$ 15,013	[5]					$ 12,444	[9]	$ 15,830	[5]	$ 15,830	[6]					$ 17,446	[9]	$ 16,423	[5]	$ 16,423	[6]					$ 18,396	[9]	$ 18,724	[5]	$ 18,724	[6]					$ 19,085	[9]	$ 20,717	[5]	$ 20,717	[6]					$ 21,758	[9]					$ 24,075	[9]
Morningstar US Small Total Return Index
Account Value [Line Items]
Accumulated Value					$ 10,000	[7]	$ 10,000	[8]							$ 9,469	[7]	$ 9,306	[8]							$ 11,474	[7]	$ 11,275	[8]							$ 12,560	[7]	$ 12,343	[8]							$ 13,358	[7]	$ 13,127	[8]							$ 11,020	[7]	$ 10,830	[8]							$ 19,016	[7]	$ 18,687	[8]							$ 16,312	[7]	$ 16,030	[8]							$ 16,088	[7]	$ 15,809	[8]							$ 18,476	[7]	$ 18,157	[8]			$ 19,019	[7]	$ 18,691	[8]

[1]	Inception
[2]	Inception
[3]	Inception
[4]	Inception
[5]	The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.
[6]	The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.
[7]	The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.
[8]	The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.
[9]	The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.